Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 2,877,100	¥ 3,384,100	¥ 3,258,900
Total expenses	[2]	2,396,700	2,187,500	1,991,200
Income before income tax expense		480,375	1,196,605	1,267,653
Net income		389,131	850,063	830,233
Total assets at end of fiscal year		200,456,304	193,810,151	190,114,400
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	1,748,300	2,288,500	2,396,900
Total expenses	[2]	1,712,300	1,534,200	1,459,900
Income before income tax expense		36,000	754,300	937,000
Net income		5,700	464,700	565,600
Total assets at end of fiscal year		138,832,300	133,157,100	127,468,200
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	500,300	434,400	324,100
Total expenses	[2]	303,200	282,600	210,800
Income before income tax expense		197,100	151,800	113,300
Net income		167,600	136,900	79,700
Total assets at end of fiscal year		30,262,000	28,985,300	31,074,900
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	70,300	45,700	102,400
Total expenses	[2]	29,100	28,700	24,300
Income before income tax expense		41,200	17,000	78,100
Net income		38,800	15,400	76,200
Total assets at end of fiscal year		4,203,300	4,227,500	4,871,000
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	190,700	187,500	211,800
Total expenses	[2]	136,200	126,200	133,800
Income before income tax expense		54,500	61,300	78,000
Net income		39,500	51,100	74,300
Total assets at end of fiscal year		10,629,100	11,616,900	10,880,600
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	367,500	428,000	223,700
Total expenses	[2]	215,900	215,800	162,400
Income before income tax expense		151,600	212,200	61,300
Net income		137,500	182,000	34,400
Total assets at end of fiscal year		¥ 16,529,600	¥ 15,823,400	¥ 15,819,700

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.